Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
March 31, 2022
CII-NPRT3-0522
1.799853.118
Common Stocks - 99.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.7%
Entertainment - 3.7%
Take-Two Interactive Software, Inc. (a)	80,187	12,328
Universal Music Group NV	2,090,859	55,963
Warner Music Group Corp. Class A	1,398,160	52,920
		121,211
Interactive Media & Services - 12.8%
Alphabet, Inc. Class A (a)	119,930	333,567
Match Group, Inc. (a)	6,200	674
Meta Platforms, Inc. Class A (a)	306,409	68,133
ZipRecruiter, Inc. (a)	93,900	2,158
Zoominfo Technologies, Inc. (a)	145,977	8,721
		413,253
Media - 1.2%
Charter Communications, Inc. Class A (a)	16,200	8,837
Innovid Corp. (b)	166,306	1,004
Liberty Media Corp. Liberty Formula One Group Series C (a)	393,803	27,503
		37,344
TOTAL COMMUNICATION SERVICES		571,808
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.5%
Ferrari NV	77,363	16,872
XPeng, Inc. ADR (a)	13,400	370
		17,242
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	1,369,665	16,231
Mister Car Wash, Inc.	367,500	5,435
		21,666
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	122,579	21,054
Flutter Entertainment PLC (a)	57,200	6,673
		27,727
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	3,320,224	1
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (a)	54,646	178,143
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)(d)	198,600	5,247
Multiline Retail - 0.0%
Dollarama, Inc.	11,400	647
Specialty Retail - 0.7%
Aritzia, Inc. (a)	59,900	2,445
Floor & Decor Holdings, Inc. Class A (a)	30,216	2,447
TJX Companies, Inc.	25,600	1,551
Victoria's Secret & Co. (a)	345,938	17,767
		24,210
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	19,619	14,004
On Holding AG	7,900	199
Samsonite International SA (a)(e)	5,003,992	11,196
		25,399
TOTAL CONSUMER DISCRETIONARY		300,282
CONSUMER STAPLES - 2.4%
Beverages - 2.0%
Keurig Dr. Pepper, Inc.	413,125	15,657
Monster Beverage Corp. (a)	231,538	18,500
The Coca-Cola Co.	487,540	30,227
		64,384
Household Products - 0.4%
Reckitt Benckiser Group PLC	192,576	14,691
TOTAL CONSUMER STAPLES		79,075
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	463,300	16,869
Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources Ltd. (d)	183,200	11,355
Cheniere Energy, Inc.	176,600	24,486
Denbury, Inc. (a)	40,103	3,151
Range Resources Corp. (a)	352,400	10,706
Reliance Industries Ltd.	1,493,856	51,565
		101,263
TOTAL ENERGY		118,132
FINANCIALS - 5.1%
Banks - 0.0%
HDFC Bank Ltd.	93,676	1,801
Capital Markets - 3.1%
BlackRock, Inc. Class A	18,000	13,755
CME Group, Inc.	221,314	52,642
MarketAxess Holdings, Inc.	32,376	11,014
Moody's Corp.	1,900	641
Morningstar, Inc.	19,900	5,436
MSCI, Inc.	25,827	12,988
S&P Global, Inc.	10,000	4,102
		100,578
Insurance - 2.0%
American Financial Group, Inc.	105,141	15,311
Arthur J. Gallagher & Co.	156,112	27,257
BRP Group, Inc. (a)	187,200	5,023
Marsh & McLennan Companies, Inc.	93,899	16,002
		63,593
TOTAL FINANCIALS		165,972
HEALTH CARE - 15.3%
Biotechnology - 4.9%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	678,800	41
rights (a)(c)	678,800	41
Affimed NV (a)	251,902	1,101
Alnylam Pharmaceuticals, Inc. (a)	32,000	5,225
Applied Therapeutics, Inc. (a)	56,523	119
Atara Biotherapeutics, Inc. (a)	156,700	1,456
BioNTech SE ADR (a)	13,139	2,241
Cytokinetics, Inc. (a)	77,100	2,838
EQRx, Inc. (a)	168,650	697
Erasca, Inc.	38,400	330
Evelo Biosciences, Inc. (a)	22,800	77
Galapagos NV sponsored ADR (a)(d)	41,791	2,592
Gamida Cell Ltd. (a)(d)	617,986	2,565
Hookipa Pharma, Inc. (a)	454,700	1,037
Innovent Biologics, Inc. (a)(e)	409,342	1,377
Insmed, Inc. (a)(d)	294,929	6,931
Prelude Therapeutics, Inc. (a)	11,400	79
Regeneron Pharmaceuticals, Inc. (a)	46,239	32,294
Rubius Therapeutics, Inc. (a)	54,080	298
Seagen, Inc. (a)	88,500	12,748
Seres Therapeutics, Inc. (a)	64,900	462
Synlogic, Inc. (a)	458,300	1,100
Vertex Pharmaceuticals, Inc. (a)	295,136	77,022
Vor Biopharma, Inc. (a)	168,922	1,020
XOMA Corp. (a)(d)	118,900	3,327
		157,018
Health Care Equipment & Supplies - 0.9%
Axonics Modulation Technologies, Inc. (a)(d)	85,329	5,342
Edwards Lifesciences Corp. (a)	145,774	17,161
Insulet Corp. (a)	3,900	1,039
Nevro Corp. (a)	20,500	1,483
Penumbra, Inc. (a)	22,800	5,065
		30,090
Health Care Providers & Services - 5.8%
Guardant Health, Inc. (a)	66,900	4,431
HealthEquity, Inc. (a)	427,493	28,830
Option Care Health, Inc. (a)	23,400	668
Tenet Healthcare Corp. (a)	34,200	2,940
UnitedHealth Group, Inc.	294,251	150,059
		186,928
Health Care Technology - 0.2%
Certara, Inc. (a)(d)	264,200	5,675
Simulations Plus, Inc. (d)	38,500	1,963
		7,638
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	21,400	1,628
Bio-Techne Corp.	21,500	9,310
Bruker Corp.	198,054	12,735
Codexis, Inc. (a)(d)	200,602	4,136
Danaher Corp.	96,009	28,162
Nanostring Technologies, Inc. (a)	45,596	1,584
Olink Holding AB ADR (a)	11,100	196
		57,751
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	96,800	1,669
AstraZeneca PLC sponsored ADR	181,400	12,034
Eli Lilly & Co.	133,395	38,200
Nuvation Bio, Inc. (a)	119,094	626
Revance Therapeutics, Inc. (a)(d)	169,418	3,304
		55,833
TOTAL HEALTH CARE		495,258
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	39,700	5,468
Northrop Grumman Corp.	39,800	17,799
		23,267
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (a)	11,700	136
Bloom Energy Corp. Class A (a)(d)	58,800	1,420
Ceres Power Holdings PLC (a)(d)	720,300	6,983
Eaton Corp. PLC	22,000	3,339
Generac Holdings, Inc. (a)	44,599	13,257
Vestas Wind Systems A/S	113,600	3,332
		28,467
Machinery - 0.6%
Ingersoll Rand, Inc.	423,037	21,300
Professional Services - 1.8%
ASGN, Inc. (a)	61,200	7,143
Clarivate Analytics PLC (a)	587,000	9,838
CoStar Group, Inc. (a)	17,400	1,159
KBR, Inc.	552,212	30,223
Kforce, Inc.	29,000	2,145
Upwork, Inc. (a)	316,341	7,352
		57,860
Road & Rail - 0.6%
Uber Technologies, Inc. (a)	522,056	18,627
Trading Companies & Distributors - 0.8%
Azelis Group NV	54,700	1,331
Ferguson PLC	171,517	23,388
		24,719
TOTAL INDUSTRIALS		174,240
INFORMATION TECHNOLOGY - 34.8%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,174,000	4,314
Teledyne Technologies, Inc. (a)	3,500	1,654
		5,968
IT Services - 2.3%
Cloudflare, Inc. (a)	50,433	6,037
Cognizant Technology Solutions Corp. Class A	364,578	32,692
MasterCard, Inc. Class A	27,080	9,678
MongoDB, Inc. Class A (a)	55,400	24,575
Okta, Inc. (a)	3,500	528
		73,510
Semiconductors & Semiconductor Equipment - 7.2%
Aixtron AG	295,791	6,543
Allegro MicroSystems LLC (a)	81,000	2,300
ASML Holding NV	22,714	15,171
eMemory Technology, Inc.	24,000	1,526
Enphase Energy, Inc. (a)	102,992	20,782
NVIDIA Corp.	320,264	87,387
Qualcomm, Inc.	346,167	52,901
Silicon Laboratories, Inc. (a)	5,900	886
SiTime Corp. (a)	26,859	6,656
SolarEdge Technologies, Inc. (a)	67,730	21,834
Universal Display Corp. (d)	101,650	16,970
		232,956
Software - 19.1%
Adobe, Inc. (a)	144,436	65,808
Confluent, Inc. (d)	70,900	2,907
Coupa Software, Inc. (a)	11,412	1,160
Elastic NV (a)	1,800	160
Epic Games, Inc. (a)(b)(c)	2,244	1,580
GitLab, Inc. (d)	7,700	419
HashiCorp, Inc. (d)	54,300	2,932
HubSpot, Inc. (a)	7,900	3,752
Intuit, Inc.	56,023	26,938
Mandiant, Inc. (a)	2,114,231	47,168
Manhattan Associates, Inc. (a)	105,559	14,642
Microsoft Corp.	1,173,373	361,766
Oracle Corp.	293,016	24,241
Palo Alto Networks, Inc. (a)(d)	102,279	63,670
Samsara, Inc. (d)	18,900	303
Volue A/S (a)	614,000	3,124
		620,570
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,110,177	193,848
TOTAL INFORMATION TECHNOLOGY		1,126,852
MATERIALS - 5.0%
Chemicals - 3.3%
Albemarle Corp. U.S.	132,165	29,228
CF Industries Holdings, Inc.	348,882	35,956
Sherwin-Williams Co.	123,247	30,765
The Chemours Co. LLC	290,366	9,141
		105,090
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	300,800	10,414
Freeport-McMoRan, Inc.	598,366	29,763
Lynas Rare Earths Ltd. (a)	1,180,248	9,409
MP Materials Corp. (a)(d)	111,800	6,411
		55,997
TOTAL MATERIALS		161,087
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Prologis (REIT), Inc.	102,466	16,546
Welltower, Inc.	19,500	1,875
		18,421
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (b)	331,286	719
TOTAL REAL ESTATE		19,140
UTILITIES - 0.2%
Electric Utilities - 0.1%
ORSTED A/S (e)	40,400	5,057
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	56,300	2,312
TOTAL UTILITIES		7,369
TOTAL COMMON STOCKS (Cost $1,885,384)		3,219,215

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)	75,700	273
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	48,212	2
Software - 0.0%
ASAPP, Inc. Series C (b)(c)	250,763	1,033
TOTAL INFORMATION TECHNOLOGY		1,035
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	50,974	2,449
Series C3 (a)(b)(c)	63,718	3,062
Series C4 (a)(b)(c)	18,303	879
Series C5 (b)(c)	36,887	1,772
		8,162
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,411)		9,470

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.31% (f)	11,498,757	11,501
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g)	114,338,807	114,350
TOTAL MONEY MARKET FUNDS (Cost $125,851)		125,851

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $2,018,646)	3,354,536
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(116,627)
NET ASSETS - 100.0%	3,237,909

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,774,000 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,630,000 or 0.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	1,654
Blu Investments LLC	5/21/20	6
Doma Holdings, Inc.	3/02/21	3,313
ElevateBio LLC Series C	3/09/21	318
Epic Games, Inc.	3/29/21	1,986
Illuminated Holdings, Inc. Series C2	7/07/20	1,274
Illuminated Holdings, Inc. Series C3	7/07/20	1,912
Illuminated Holdings, Inc. Series C4	1/08/21	659
Illuminated Holdings, Inc. Series C5	6/16/21	1,594
Innovid Corp.	6/24/21	1,663

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	33,274	499,561	521,334	18	-	-	11,501	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	11,929	351,598	249,177	58	-	-	114,350	0.3%
Total	45,203	851,159	770,511	76	-	-	125,851

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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